Segmentation of key figures (Details 1) - USD ($) $ in Millions		12 Months Ended
	Apr. 08, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		$ 51,626	$ 48,659	$ 47,445
Sales to continuing and discontinued segments				53
Net sales from continuing operations		51,626	48,659	47,498
Other revenues		1,251	1,239	1,179
Cost of goods sold		(15,867)	(15,121)	(14,425)
Gross profit from continuing operations		37,010	34,777	34,252
Selling, general and administration		(14,886)	(14,197)	(14,369)
Research and development		(9,540)	(8,980)	(9,402)
Other income		1,852	1,742	2,031
Other expense		(2,747)	(3,190)	(3,426)
Operating income from continuing operations		11,689	10,152	9,086
Income from associated companies		15,339	673	659
Interest expense		(811)	(869)	(850)
Other financial income and expense		(80)	(78)	45
Income before taxes from continuing operations		26,137	9,878	8,940
Income taxes		(2,119)	(1,807)	(1,793)
Net income from continuing operations		24,018	8,071	7,147
Net loss from discontinued operations before gain on distribution				(101)
Gain on distribution of Alcon Inc. to Novartis AG shareholders	$ 4,691			4,691
Net income from discontinued operations				4,590
Net income		24,018	8,071	11,737
Attributable to
Shareholders of Novartis AG		24,021	8,072	11,732
Non-controlling interests		(3)	(1)	5
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		41,995	39,013	37,714
Sales to continuing and discontinued segments		795	792	783
Net sales from continuing operations		42,790	39,805	38,497
Other revenues		1,179	1,018	1,092
Cost of goods sold		(11,751)	(10,927)	(10,050)
Gross profit from continuing operations		32,218	29,896	29,539
Selling, general and administration		(12,306)	(11,657)	(11,617)
Research and development		(8,641)	(8,118)	(8,152)
Other income		1,149	922	1,586
Other expense		(1,732)	(1,871)	(2,069)
Operating income from continuing operations		10,688	9,172	9,287
Income from associated companies		5	1	1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties from continuing operations		9,631	9,646	9,731
Sales to continuing and discontinued segments		180	189	141
Net sales from continuing operations		9,811	9,835	9,872
Other revenues		61	53	63
Cost of goods sold		(5,147)	(5,252)	(5,334)
Gross profit from continuing operations		4,725	4,636	4,601
Selling, general and administration		(2,062)	(2,076)	(2,218)
Research and development		(899)	(862)	(1,250)
Other income		233	176	167
Other expense		(397)	(831)	(749)
Operating income from continuing operations		1,600	1,043	551
Income from associated companies		2	2	2
Corporate
Disclosure of operating segments [line items]
Sales to continuing and discontinued segments		(975)	(981)	(871)
Net sales from continuing operations		(975)	(981)	(871)
Other revenues		11	168	24
Cost of goods sold		1,031	1,058	959
Gross profit from continuing operations		67	245	112
Selling, general and administration		(518)	(464)	(534)
Other income		470	644	278
Other expense		(618)	(488)	(608)
Operating income from continuing operations		(599)	(63)	(752)
Income from associated companies		$ 15,332	$ 670	$ 656